Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,990,000,000	25,990,000,000	25,990,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	3,786,060	2,665,555	1,417,204
Common stock, shares outstanding	3,786,060	2,665,555	1,417,204
Common stock to be issued, shares	128	128	128
Series C Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	2,500	2,500	2,500
Preferred stock, shares outstanding	2,500	2,500	2,500
Treasury stock, shares	47,500	47,500	47,500
Series D Preferred Stock [Member]
Preferred stock, shares authorized	4,570	4,570	4,570
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,334	1,334	1,334
Preferred stock, shares outstanding	1,334	1,334	1,334
Treasury stock, shares	18,667	18,667	18,667
Series E Preferred Stock [Member]
Preferred stock, shares authorized	3,000	3,000	3,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0